Interests in other entities - Simulus Acquisition (Details) - Simulus Group $ in Thousands	Jul. 18, 2023 USD ($)
Disclosure of detailed information about business combination [line items]
Cash	$ 427
Trade debtors	260
Prepayments	406
Property, plant and equipment (revalued)	4,926
Total assets acquired	6,019
Trade creditors	(474)
Total liabilities assumed	(474)
Working capital adjustment	(35)
Total identifiable net assets at fair value	5,510
Cash deposit (paid March 27, 2023)	1,000
Cash on completion (paid July 18, 2023)	7,500
Issue of shares in Lifezone	6,030
Total consideration	14,530
Goodwill arising on acquisition	$ 9,020